MINING INTERESTS	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
MINING INTERESTS
7. MINING INTERESTS
The following table shows the breakdown of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress:

	Plant and equipment	Mining properties	Construction in progress	Total
Cost
As of December 31, 2016	461,438	746,657	131,409	1,339,504
Additions	649	632	63,072	64,353
Transfers	24,269	48,122	(72,391)	—
Capitalized interest	—	—	5,285	5,285
Change in rehabilitation provision estimate	—	3,022	—	3,022
Disposals and other	(7,142)	—	(452)	(7,594)
Balance at December 31, 2017	$479,214	$798,433	$126,923	$1,404,570
Additions	95	677	45,485	46,257
Transfers	16,516	127,902	(144,418)	—
Capitalized interest	—	—	579	579
Change in rehabilitation provision estimate	—	3,218	—	3,218
Disposals and other	(17,065)	—	—	(17,065)
Balance at December 31, 2018	$478,760	$930,230	$28,569	$1,437,559

Accumulated depreciation
As of December 31, 2016	431,698	692,789	—	1,124,487
Depreciation and amortization	12,385	20,431	—	32,816
Disposals and other	(6,791)	—	—	(6,791)
Balance at December 31, 2017	$437,292	$713,220	$—	$1,150,512
Depreciation and amortization	12,349	20,900	—	33,249
Disposals and other	(16,842)	—	—	(16,842)
Balance at December 31, 2018	$432,799	$734,120	$—	$1,166,919

Carrying amount
Balance at December 31, 2017	$41,922	$85,213	$126,923	$254,058
Balance at December 31, 2018	$45,961	$196,110	$28,569	$270,640

As at December 31, 2018, equipment under finance leases had net carrying amounts of $3.0 million (December 31, 2017 - $1.6 million). The total minimum lease payments are disclosed in Note 12 - Debt.
No depreciation is charged to construction in progress assets. For the year ended December 31, 2018, the general capitalization rate for borrowing costs was 7%. Commercial production was achieved February 1, 2018, therefore no capitalized interest was recorded since.